Commitments and contingent liabilities - Summary of Contingent Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Summary of contingent liabilities
Other contingent liabilities	€ 496	€ 571
Total contingent liabilities	4,992	4,835
Brazil
Summary of contingent liabilities
Corporate reorganisation – IPI, PIS and COFINS taxes and penalties	3,557	3,230
Inputs for PIS and COFINS taxes	13	35
Goodwill amortisation	155	144
Other tax assessments – approximately 500 cases	771	855
Total Brazil Tax	€ 4,496	€ 4,264